SHARE-BASED COMPENSATION - Information Related to Share Options Outstanding (Details) shares in Millions	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding (in shares) | shares	3.1	5.2	4.7
Weighted average remaining contractual life	4 years 1 month 6 days
Weighted average exercise price (C$/share)	$ 4.13	$ 4.77	$ 4.86
1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding (in shares) | shares	2.9
Weighted average remaining contractual life	4 years 4 months 24 days
Weighted average exercise price (C$/share)	$ 3.94
5.01
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding (in shares) | shares	0.2
Weighted average remaining contractual life	2 months 12 days
Weighted average exercise price (C$/share)	$ 6.84
Bottom of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$ per share)	1.01
Bottom of range | 5.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$ per share)	5.01
Top of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$ per share)	5.00
Top of range | 5.01
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$ per share)	$ 10.00